[LOGO] LIBERTY FUNDS GROUP
LIBERTY FUNDS GROUP LLC
COLONIAL MANAGEMENT ASSOCIATES, INC.
COLONIAL ADVISORY SERVICE, INC.
STEIN ROE MANAGEMENT ASSOCIATES
Stein Roe & Farnham Incorporated
LIBERTY FUNDS DISTRIBUTOR, INC.
LIBERTY FUNDS SERVICES, INC.






June 5, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust V (the Trust)
          Liberty California Tax-Exempt Fund
          Liberty Connecticut Tax-Exempt Fund
          Liberty Massachusetts Tax-Exempt Fund
          Liberty New York Tax-Exempt Fund
          Liberty Ohio Tax-Exempt Fund
          File Nos. 811-5030 & 33-12109

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 1, 2002 for the Funds does not differ from that contained in Post-Effective Amendment No. 32 (the Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 30, 2002 (Accession Number: 0000021847-02-000160).

Sincerely,

LIBERTY FUNDS TRUST V



By      Kevin S. Jacobs
        Assistant Secretary


One Financial Center, Boston MA 02111-2621